COMMITMENTS, CONCENTRATIONS OF CREDIT RISK AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS, CONCENTRATIONS OF CREDIT RISK AND CONTINGENCIES
Schedule of interest rate swap agreement of the bank

(Dollars in thousands) Notional Amount	Description	Cap/Swap Rate	Contract Date	Expiration Date	Fair Value 12/31/2012
$10,000	Interest Rate Swap	3.66% fixed	10/8/2008	10/8/2013	$(338)